ACCOUNTS RECEIVABLES, NET (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Accounts receivables, net
Accounts receivables	¥ 306,308	¥ 198,851
Accounts receivables, net	306,308	198,851
Unbilled accounts receivables	¥ 212,472	¥ 117,192